Net loss per ordinary share (Tables)	9 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of Potentially Dilutive Securities

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of ordinary shares outstanding, as they would be anti-dilutive:

	Nine Months Ended March 31,
	2023	2022
Stock options to purchase ordinary shares	4,958,513	4,560,901
Restricted stock units	64,660	—
Conversion of convertible note	2,184,030	—
	7,207,203	4,560,901